Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Summary of restricted investments held by the fund
Additional information on each restricted investment held by the Fund on June 30, 2023 is as follows:

Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
Automation Anywhere, Inc.	12/30/2021	$2,609,219	$382,206	0.71%
Axiom Space, Inc. Series C Preferred Stock	12/22/2021	1,499,929	1,499,929	2.77%
Axiom Space, Inc. Series C-1 Preferred Stock	12/22/2021	3,179,754	3,634,867	6.72%
Bolt Financial, Inc., Series C Preferred Stock	3/8/2022	2,000,020	499,096	0.92%
Boom Technology, Inc.	2/18/2022	2,000,000	2,000,000	3.70%
Brex Inc.	3/2/2022	4,130,298	2,122,938	3.92%
CElegans Labs, Inc.	11/23/2021	2,999,977	2,999,977	5.55%
Chime Financial Inc. - Series A Preferred Stock	12/30/2021	5,150,748	1,205,000	2.23%
ClassDojo, Inc.	11/19/2021	3,000,018	1,592,040	2.94%
Discord, Inc.	3/1/2022	724,942	293,975	0.54%
Discord, Inc. - Series G Preferred Stock	3/1/2022	889,055	360,525	0.67%
Epic Games, Inc.	12/31/2021	6,998,590	3,165,440	5.85%
Flexport, Inc.	3/29/2022	520,000	245,700	0.45%
Impossible Foods - Series A Preferred Stock	6/17/2022	1,272,986	260,000	0.48%
Impossible Foods, Inc. - Series H Preferred Stock	11/4/2021	2,098,940	413,907	0.77%
Jeeves, Inc. - Series C Preferred Stock	4/5/2022	749,997	749,997	1.38%
Klarna Bank AB	3/16/2022	4,657,660	687,125	1.27%
Maplebear, Inc.	10/8/2021	3,556,000	718,755	1.33%
Maplebear, Inc. - Series B Preferred Stock	11/16/2021	2,863,400	606,800	1.12%
Plaid, Inc.	2/15/2022	1,110,340	418,634	0.77%
Public Holdings, Inc.	7/22/2021	999,990	777,770	1.44%
Relativity Space, LLC	12/28/2021	1,659,997	1,555,926	2.88%
Revolut Group Holdings Ltd	12/8/2021	5,275,185	1,742,500	3.22%
Space Exploration Technologies Corp., Class A	6/27/2022	10,009,990	10,945,935	20.23%
Space Exploration Technologies Corp., Class A and Class C	6/8/2022	3,390,000	3,736,554	6.91%
Space Exploration Technologies Corp., Class A	6/9/2022	618,618	737,100	1.36%
Stripe, Inc.	1/10/2022	3,478,813	987,880	1.83%
Superhuman Labs, Inc.	6/25/2021	2,999,996	2,099,958	3.88%
Total Investments		$80,444,462	$46,440,534	85.84%